Commitments and Contingencies (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Purchase obligations	$ 16,000	$ 35,000	$ 896,000